17. Borrowings and financing (Details 2) R$ in Millions	Dec. 31, 2017 BRL (R$)
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	R$ 3,309
From 1 to 2 years
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	1,892
From 2 to 3 years
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	1,298
From 3 to 4 years
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	40
From 4 to 5 years
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	24
After 5 years
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	66
Subtotal
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	3,320
Borrowing costs
DisclosureOfMaturityScheduleOfBorrowingsLineItems [Line Items]
Borrowings and financing, noncurrent	R$ (11)